UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2009

Date of reporting period:	August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—74.4%
Airlines—4.5%
	American Airlines, Inc.,
$7,000	7.858%, 4/1/13	Ba1/BBB	$6,685,000
3,000	10.375%, 7/2/19	Baa3/A-	3,161,250
	Continental Airlines, Inc.,
1,197	6.545%, 8/2/20	Baa2/A-	1,136,725
2,928	6.703%, 12/15/22	Baa2/BBB	2,459,810
1,695	7.056%, 3/15/11	Baa2/A-	1,686,525
1,842	7.373%, 6/15/17	Ba1/BB	1,436,778
8,039	7.707%, 10/2/22	Baa2/BBB	6,672,557
1,710	9.798%, 4/1/21	Ba1/BB-	1,111,756
	Northwest Airlines, Inc.,
12,862	7.041%, 10/1/23	NR/BBB-	10,289,737
18,418	7.15%, 4/1/21 (MBIA)	Baa1/BBB+	15,286,756
4,000	Southwest Airlines Co., 10.50%, 12/15/11 (a)(b)(c)	NR/A-	4,325,196
2,886	United Air Lines, Inc., 7.336%, 1/2/21 (a)(c)	B1/B+	1,760,640
			56,012,730

Banking—16.0%
11,300	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)	Ba3/B	7,090,750
300	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/B	274,500
	Barclays Bank PLC,
8,600	7.434%, 12/15/17 (a)(c)(g)	Baa2/BBB+	7,095,000
14,480	10.179%, 6/12/21 (a)(c)	Baa1/A	18,041,240
£600	14.00%, 6/15/19 (g)	NR/NR	1,222,350
$4,700	CBA Capital Trust II, 6.024%, 3/15/16 (a)(c)(g)	Aa3/A+	3,411,739
4,000	First Union Capital I, 7.935%, 1/15/27 (j)	A3/A-	3,610,840
12,400	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(c)(g)	B3/B-	5,518,000
	HBOS PLC (a)(c),
7,000	5.375%, 11/1/13 (g)	Baa3/B-	4,165,000
4,000	6.75%, 5/21/18	Baa2/BBB-	3,340,692
	HSBC Capital Funding L.P. (g),
8,000	4.61%, 6/27/13 (a)(c)	A3/A-	6,160,144
2,000	10.176%, 6/30/30	NR/NR	2,250,000
6,000	JPMorgan Chase Bank N.A., 0.959%, 6/13/16, FRN	Aa2/NR	5,195,364
	Lloyds Banking Group PLC (a)(c)(g),
1,540	6.267%, 11/14/16	B3/CCC+	616,684
8,000	6.413%, 10/1/35, (converts to FRN on 11/1/35)	B3/CCC+	3,445,784
6,500	6.657%, 5/21/37	B3/CCC+	2,799,648
22,050	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(c)(g)	Aa2/AA-	26,116,682
6,200	Resona Bank Ltd., 5.85%, 4/15/16 (a)(c)(g)	A2/BBB	5,339,012
10,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 9.00%, 6/11/14 (a) (c)	Baa1/BBB	10,674,000
5,000	Sovereign Bank, 2.193%, 8/1/13, FRN	Baa1/A-	4,760,165
10,100	State Street Capital Trust III, 8.25%, 3/15/42, FRN	A3/BBB+	9,564,902
12,200	USB Capital IX, 6.189%, 4/15/11 (g)(j)	A2/BBB+	8,906,000
5,000	Wachovia Bank N.A., 0.959%, 3/15/16, FRN (j)	Aa3/AA-	4,321,330
7,000	Wachovia Capital Trust III, 5.80%, 3/15/11 (g)	Ba3/A-	4,620,000
27,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	NR/A-	24,435,000
7,100	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36) (j)	A3/A-	5,857,500
24,700	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Ba3/A-	21,612,500
			200,444,826

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Chemicals—1.1%
$12,800	Dow Chemical Co., 8.55%, 5/15/19	Baa3/BBB-	$13,965,773

Consumer Products—0.6%
7,000	Fortune Brands, Inc., 8.625%, 11/15/21	Baa3/BBB-	7,665,154

Electronics—0.1%
1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,029,615

Energy—0.1%
1,780	Salton SEA Funding Corp., 8.30%, 5/30/11	Baa3/BBB-	1,806,300

Financial Services—31.6%
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B1/BB-	4,500,000
7,735	AIG SunAmerica Global Financing VI, 6.30%, 5/10/11 (a)(c)	A1/A+	7,567,189
	American General Finance Corp.,
1,693	4.625%, 9/1/10	Baa3/BB+	1,474,501
4,300	5.40%, 12/1/15	Baa3/BB+	2,686,343
2,500	6.90%, 12/15/17	Baa3/BB+	1,545,772
300	Bank of America Corp., 5.75%, 12/1/17	A2/A	292,294
	BNP Paribas (g),
13,000	5.186%, 6/29/15 (a)(c)	Aa3/A	9,155,380
7,000	7.195%, 6/25/37 (a)(c)	Aa3/A	6,055,000
€2,500	7.781%, 7/2/18	Aa3/AA-	3,354,429
$6,000	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/CCC	3,958,116
3,400	Capital One Bank USA N.A., 8.80%, 7/15/19	A3/BBB	3,648,785
2,000	Capital One Capital V, 10.25%, 8/15/39	Baa2/BB	2,038,424
3,717	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(c)	Baa3/BBB	3,685,610
	CIT Group, Inc.,
3,700	0.734%, 4/27/11, FRN	Ca/CC	2,215,686
€7,000	4.25%, 3/17/15	NR/NR	5,324,034
$1,365	5.80%, 7/28/11	Ca/CC	813,428
5,700	7.625%, 11/30/12	Ca/CC	3,231,814
28,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	23,955,250
€300	Citigroup, Inc., 4.75%, 2/10/19, FRN	NR/A-	335,336
$4,600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(c)(g)	Aa3/A-	3,105,000
10,000	FIA Card Services N.A., 7.125%, 11/15/12 (a)(c)(j)	A1/A	10,382,900
	Ford Motor Credit Co. LLC,
1,600	3.26%, 1/13/12, FRN	Caa1/CCC+	1,334,000
1,300	7.25%, 10/25/11	Caa1/CCC+	1,223,271
7,300	7.80%, 6/1/12	Caa1/CCC+	6,758,479
2,500	8.00%, 12/15/16	Caa1/CCC+	2,193,240
13,000	9.875%, 8/10/11	Caa1/CCC+	12,870,234
3,500	12.00%, 5/15/15	Caa1/CCC+	3,647,420
	General Electric Capital Corp., FRN,
13,400	6.375%, 11/15/67	Aa3/A+	10,836,741
£1,100	6.50%, 9/15/67 (a)(c)	NR/A+	1,219,091
	General Motors Acceptance Corp. LLC,
$2,000	2.868%, 12/1/14, FRN	Ca/CCC	1,412,500
1,000	6.875%, 9/15/11	Ca/CCC	910,207
3,300	7.00%, 2/1/12	Ca/CCC	2,925,209
250	7.25%, 3/2/11	Ca/CCC	233,216

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$3,685	7.50%, 12/31/13 (a)(c)	Ca/CCC	$3,067,762
	Goldman Sachs Group, Inc.,
2,500	5.95%, 1/15/27	A2/A-	2,295,815
6,000	6.45%, 5/1/36	A2/A-	5,753,064
7,209	6.75%, 10/1/37	A2/A-	7,240,165
€2,350	Green Valley Ltd., 4.629%, 1/10/11, FRN (a)(b)(c)	NR/NR	3,263,435
	International Lease Finance Corp.,
$2,600	0.86%, 7/13/12, FRN	Baa3/BBB+	1,862,903
5,000	4.875%, 9/1/10	Baa3/BBB+	4,682,360
2,000	5.00%, 9/15/12	Baa3/BBB+	1,588,738
2,000	5.125%, 11/1/10	Baa3/BBB+	1,880,128
2,000	5.30%, 5/1/12	Baa3/BBB+	1,606,254
1,000	5.40%, 2/15/12	Baa3/BBB+	826,014
1,796	5.625%, 9/15/10	Baa3/AA	1,687,040
2,000	5.625%, 9/20/13	Baa3/BBB+	1,538,990
3,500	5.65%, 6/1/14	Baa3/BBB+	2,629,368
2,000	5.875%, 5/1/13	Baa3/BBB+	1,575,130
8,000	6.375%, 3/25/13	Baa3/BBB+	6,282,168
8,500	6.625%, 11/15/13	Baa3/BBB+	6,587,449
19,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	A2/BBB+	18,162,157
16,400	JPMorgan Chase Capital XVIII, 6.95%, 8/1/66, (converts to FRN on 8/17/36)	A1/BBB+	15,087,541
	Lehman Brothers Holdings, Inc. (e),
10,000	5.50%, 4/4/16	NR/NR	1,800,000
20,000	6.875%, 5/2/18	NR/NR	3,775,000
	Merrill Lynch & Co., Inc.,
1,800	5.00%, 1/15/15	A2/A	1,792,490
10,200	5.45%, 2/5/13	A2/A	10,379,612
2,600	5.45%, 7/15/14	A2/A	2,614,654
16,708	6.05%, 8/15/12	A2/A	17,426,511
9,500	6.40%, 8/28/17 (j)	A2/A	9,376,652
	Morgan Stanley,
1,600	0.96%, 10/18/16, FRN	A2/A	1,418,891
22,200	6.25%, 8/28/17 (j)	A2/A	22,925,563
£2,450	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (g)	NR/NR	3,214,534
$14,100	MUFG Capital Finance I Ltd., 6.346%, 7/25/16 (g)	A2/BBB+	12,966,233
	Royal Bank of Scotland Group PLC (g),
21,300	6.99%, 10/5/17 (a)(c)	Ba3/B-	10,449,844
13,500	7.648%, 9/30/31	Ba3/B-	6,490,341
	Santander Perpetual S.A. Unipersonal (g),
€3,500	4.375%, 12/10/14	NR/NR	4,244,159
$7,600	6.671%, 10/24/17 (a)(c)	A1/A-	6,351,768
	SLM Corp.,
2,000	0.919%, 6/15/13, FRN	Ba1/BBB-	1,221,100
1,795	1.019%, 11/1/13, FRN	Ba1/BBB-	1,043,362
€2,600	4.75%, 3/17/14	NR/NR	2,555,823
$1,200	SMFG Preferred Capital Ltd., 6.078%, 1/25/17 (a)(c)(g)	A2/BBB+	1,049,304
	Societe Generale (g),
€12,000	7.756%, 5/22/13	NR/NR	14,809,712
€7,050	9.375%, 9/4/19, (converts to FRN on 9/4/19) (d)	NR/NR	10,632,870

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (g)	A1/BBB-	$6,440,000
1,000	Vita Capital III Ltd., 1.697%, 1/1/11, FRN (a)(b)(c)	A1/A	929,500
2,000	Wachovia Capital Trust V, 7.965%, 6/1/27 (a)(c)	A3/A-	1,656,706
8,000	WEA Finance LLC, 6.75%, 9/2/19 (a)(b)(c)(d)	A2/A-	7,892,816
			395,962,825

Food & Beverage—0.0%
100	American Stores Co., 8.00%, 6/1/26	Ba3/B+	90,000

Healthcare & Hospitals—0.9%
	HCA, Inc.,
3,825	8.50%, 4/15/19 (a)(c)	Ba3/BB	3,891,938
7,100	9.625%, 11/15/16, PIK	B2/BB-	7,188,750
			11,080,688

Hotels/Gaming—0.8%
	MGM Mirage (a)(c),
1,300	10.375%, 5/15/14	B1/B	1,374,750
1,950	11.125%, 11/15/17	B1/B	2,120,625
8,083	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(c)	Baa3/BB	6,138,027
			9,633,402

Insurance—6.2%
	American International Group, Inc.,
12,185	0.62%, 10/18/11, FRN (j)	A3/A-	10,336,194
€13,400	1.077%, 4/26/11, FRN	NR/NR	16,641,468
$1,000	5.60%, 10/18/16	A3/A-	672,966
£1,300	5.75%, 3/15/67, FRN	NR/NR	879,278
$10,000	5.85%, 1/16/18	A3/A-	6,673,490
26,300	8.175%, 5/15/68, FRN	Ba2/BBB	12,558,250
29,010	8.25%, 8/15/18 (j)	A3/A-	23,266,687
£8,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	NR/NR	6,649,586
			77,677,919

Machinery—0.8%
$10,000	Snap-On, Inc., 6.125%, 9/1/21	Baa1/A-	10,386,840

Media—0.1%
1,000	DIRECTV Holdings LLC, 8.375%, 3/15/13	Ba2/BBB-	1,030,000

Metals & Mining—2.2%
4,900	Alcoa, Inc., 5.55%, 2/1/17	Baa3/BBB-	4,646,979
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	208,791
9,537	Freeport-McMoRan Corp., 9.50%, 6/1/31	Baa2/BBB-	10,318,195
	Teck Resources Ltd.,
3,450	9.75%, 5/15/14	Ba2/BB+	3,743,250
2,975	10.25%, 5/15/16	Ba2/BB+	3,302,250
4,625	10.75%, 5/15/19	Ba2/BB+	5,289,844
			27,509,309

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas—4.7%
$15,000	Ecopetrol S.A., 7.625%, 7/23/19 (a)(c)	Baa2/BB+	$16,069,500
15,500	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	13,125,260
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (a)(c)	Baa1/BBB	1,168,375
13,000	8.625%, 4/28/34	NR/NR	13,748,800
500	Kinder Morgan, Inc., 5.15%, 3/1/15	Ba1/BB	460,000
	Morgan Stanley Bank AG for OAO Gazprom,
1,800	9.625%, 3/1/13 (a)(c)	Baa1/BBB	1,959,750
8,700	9.625%, 3/1/13	NR/NR	9,544,770
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,507,064
600	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(c)	Baa3/BB	617,567
			59,201,086

Paper/Paper Products—0.9%
	Georgia-Pacific LLC,
3,000	7.25%, 6/1/28	B2/B+	2,550,000
6,800	8.00%, 1/15/24	B2/B+	6,358,000
1,500	8.25%, 5/1/16 (a)(c)	Ba3/BB-	1,522,500
2,000	Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	Ba2/BB	1,565,000
			11,995,500

Telecommunications—1.5%
900	Frontier Communications Corp., 8.25%, 5/1/14	Ba2/BB	897,750
21,650	Intelsat Corp., 6.875%, 1/15/28	B1/BB-	16,237,500
100	Qwest Corp., 6.50%, 6/1/17	Ba1/BBB-	92,500
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Ba2/BB	1,154,250
			18,382,000

Tobacco—1.7%
20,000	Reynolds American, Inc., 7.25%, 6/1/12	Baa3/BBB	21,376,020

Utilities—0.6%
3,620	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	3,779,397
3,485	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	3,461,176
			7,240,573
	Total Corporate Bonds & Notes (cost—$950,292,881)		932,490,560

MORTGAGE-BACKED SECURITIES—13.8%
6,700	Banc of America Commercial Mortgage, Inc., 5.372%, 9/10/45, CMO, VRN	Aaa/AAA	6,051,900
2,850	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(c)(f)	Aaa/NR	1,649,910
10,000	Bear Stearns Commercial Mortgage Securities, 5.70%, 6/11/50, CMO	NR/AAA	8,549,149
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
25,000	5.322%, 12/11/49	Aaa/A-	20,252,422
1,000	5.617%, 10/15/48	Aaa/AAA	859,926
36,900	Credit Suisse Mortgage Capital Certificates, 5.467%, 9/15/39, CMO	Aaa/AAA	28,202,545
22,850	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	19,554,034
	GS Mortgage Securities Corp. II, CMO,
396	0.366%, 3/6/20, FRN (a)(c)	Aaa/AAA	360,072
4,000	5.56%, 11/10/39	Aaa/NR	3,522,404
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
10,000	5.336%, 5/15/47	Aaa/AAA	8,536,421
650	5.399%, 5/15/45	Aaa/AAA	541,589

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$1,800	5.794%, 2/12/51, VRN	Aaa/AAA	$1,480,680
15,000	5.882%, 2/15/51, VRN	Aaa/AAA	12,253,720
2,550	6.006%, 6/15/49, VRN	Aaa/AAA	2,163,446
	LB-UBS Commercial Mortgage Trust, CMO,
350	5.372%, 9/15/39	Aaa/AAA	304,906
34,000	5.424%, 2/15/40	NR/A+	25,901,424
256	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	0.353%, 9/15/21, CMO, FRN (a)(c)	Aaa/AAA	228,500
24,194	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/AAA	18,425,541
9,500	Morgan Stanley Capital I, 5.514%, 11/12/49, CMO, VRN	Aaa/NR	8,606,040
	Wachovia Bank Commercial Mortgage Trust, CMO, FRN (a)(c),
2,323	0.353%, 6/15/20	Aaa/AAA	1,641,676
5,711	0.363%, 9/15/21	Aaa/AAA	4,317,952
	Total Mortgage-Backed Securities (cost—$134,528,956)		173,404,257

SOVEREIGN DEBT OBLIGATIONS—1.8%
Brazil—1.8%
	Brazil Government International Bond,
BRL 3,900	10.25%, 1/10/28	Ba1/NR	2,075,134
BRL 16,600	12.50%, 1/5/22	Ba1/NR	9,897,861
	Brazil Notas do Tesouro Nacional,
BRL 1,010	10.00%, 1/1/12	NR/NR	536,223
BRL 20,760	10.00%, 1/1/17	NR/NR	9,853,828
	Total Sovereign Debt Obligations (cost—$21,967,056)		22,363,046

Shares
CONVERTIBLE PREFERRED STOCK—1.0%
Banking—1.0%
14,850	Wells Fargo & Co., 7.50%, 12/31/49	Ba3/A-	12,659,625

Insurance—0.0%
25,850	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	290,813
	Total Convertible Preferred Stock (cost—$12,035,868)		12,950,438

Principal
Amount
(000)
ASSET-BACKED SECURITY—0.5%
$8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN (cost—$7,388,048)	Ca/NR	5,921,029

U.S. GOVERNMENT AGENCY SECURITIES—0.4%
31	Fannie Mae, 8.00%, 7/18/27, CMO	Aaa/AAA	33,972
	Freddie Mac, FRN (h),
2,332	0.343%, 2/1/11	Aaa/AAA	2,332,168
1,190	0.389%, 5/4/11	Aaa/AAA	1,192,354
715	0.609%, 4/7/11	Aaa/AAA	716,979
305	0.657%, 4/1/11	Aaa/AAA	305,892
	Total U.S. Government Agency Securities (cost—$4,577,283)		4,581,365

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—8.0%
Corporate Notes—4.1%
Financial Services—4.1%
	American General Finance Corp.,
$9,000	0.706%, 3/2/10, FRN	Baa3/NR	$8,377,704
5,000	8.45%, 10/15/09	Baa3/BB+	4,970,450
	Ford Motor Credit Co. LLC,
2,050	5.70%, 1/15/10	Caa1/CCC+	2,042,731
9,940	7.375%, 10/28/09	Caa1/CCC+	9,941,212
2,600	General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	Ca/CCC	2,569,380
	International Lease Finance Corp.,
10,700	0.909%, 1/15/10, FRN (j)	Baa3/BBB+	10,359,365
3,840	4.375%, 11/1/09	Baa3/BBB+	3,797,069
2,000	5.00%, 4/15/10	Baa2/BBB+	1,927,788
€6,000	SG Capital Trust I LLC, 7.875%, 2/22/10 (g)	NR/NR	8,136,732
			52,122,431

Oil & Gas—0.0%
$400	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa2/NR	399,974
	Total Corporate Notes (cost—$44,595,306)		52,522,405

U.S. Treasury Bills (h)—2.6%
31,882	0.24%-0.26%, 2/18/10-2/25/10 (cost—$31,841,267)		31,847,245

Repurchase Agreements—1.3%
9,700	Barclays Bank, dated 8/31/09, 0.20%, due 9/1/09, proceeds $9,700,054; collateralized by Fannie Mae, 3.40%, due 3/10/14, valued at $10,071,696 including accrued interest		9,700,000
6,630	State Street Bank & Trust Co., dated 8/31/09, 0.01%, due 9/1/09, proceeds $6,630,002; collateralized by U.S. Treasury Bills, 0.15%, due 9/24/09, valued at $6,764,324 including accrued interest		6,630,000
	Total Repurchase Agreements (cost—$16,330,000)		16,330,000
	Total Short-Term Investments (cost—$92,766,573)		100,699,650

Notional
Amount
OPTIONS PURCHASED (i)—0.1%
	Call Options—0.1%
	Euro versus U.S. Dollar (OTC),
5,000,000	strike price €1.37, expires 6/3/10		485,312
3,600,000	strike price €1.38, expires 5/21/10		337,331
			822,643

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2009 (unaudited)
Contracts/
Notional
Amount		Value*
	Put Options—0.0%
	Euribor Interest Rate Future—90 day (LIFFE),
150	strike price €91.25, expires 12/14/09	$1
334	strike price €91.75, expires 12/14/09	1
	Euro versus U.S. Dollar (OTC),
5,000,000	strike price €1.37, expires 6/3/10	179,531
3,600,000	strike price €1.38, expires 5/21/10	127,863
	Financial Futures Euro—90 day (CME),
308	strike price $89.75, expires 9/14/09	1,925
1,000	strike price $89.75, expires 3/15/10	6,250
55	strike price $90, expires 9/14/09	344
800	strike price $90, expires 12/14/09	5,000
400	strike price $90, expires 6/14/10	2,500
505	strike price $91, expires 12/14/09	3,156
250	strike price $92, expires 12/14/09	1,563
	United Kingdom—90 day (LIFFE),
160	strike price £90, expires 12/16/09	—
		328,134
	Total Options Purchased (cost—$899,427)	1,150,777

	Total Investments (cost—$1,224,456,092)—100.0%	$1,253,561,122

Notes to Schedule of Investments:

*              Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures and options on futures are valued at the settlement price determined by the relevant exchange.  Securities purchased on a when-issed or delayed-delivery basis are marked to market daily until settlement at the forward settlement value.  Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services.  As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)      Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $221,701,908, representing 17.7% of total investments.

(b)     Illiquid security.

(c)      144A Security—Exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)     When-issued security.

(e)      In default.

(f)        Fair-Valued—Security with an aggregate value of $1,649,910, representing 0.1% of total investments.

(g)     Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h)     All or partial amount segregated as collateral for futures contracts and swaps.

(i)         Non-income producing.

(j)         All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

£—British Pound

€—Euro

BRL—Brazilian Real

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2009.

LIFFE—London International Financial Futures and Options Exchange

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

OTC—Over the Counter

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2009.

Other Investments:

(A)  Futures contracts outstanding at August 31, 2009:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Euribor Future	463	$162,195	3/15/11	$12,706
	Financial Futures Euro—90 day	800	199,080	12/14/09	6,195,224
	Financial Futures Euro—90 day	501	123,878	6/14/10	2,164,656
	Financial Futures Euro—90 day	1,458	357,502	12/13/10	478,815
	United Kingdom—90 day	48	9,527	12/16/10	18,299
	United Kingdom—90 day	965	190,677	3/17/11	(87,499)
					$8,782,201

The Fund pledged to brokers $89,200 as collateral for futures contracts.

(B)  Transactions in options written for the nine months ended August 31, 2009:

	Notional	Premiums
Options outstanding, November 30, 2008	16,000,000	$187,200
Options terminated in closing transactions	(8,000,000)	(93,600)
Options exercised	(8,000,000)	(93,600)
Options outstanding, August 31, 2009	—	$ —

(C) Credit Default swap agreements:

Buy Protection swap agreements outstanding at August 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Paid by Fund	Value (5)	Paid	Depreciation
Bank of America:
Freeport-McMoRan	$4,000	0.69%	12/20/18	(3.99)%	$(1,036,803)	—	$(1,036,803)

Sell Protection swap agreements outstanding at August 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Received	(Depreciation)
Bank of America:
Citigroup	$8,200	2.76%	12/20/12	0.65%	$(533,971)	—	$(533,971)
Ford Motor Credit	10,000	6.43%	3/20/12	2.55%	(842,165)	—	(842,165)
Barclays Bank:
CIT Group	3,800	43.01%	12/20/13	5.00%	(1,631,298)	$(969,000)	(662,298)
General Electric	27,300	2.71%	12/20/12	0.63%	(1,697,825)	—	(1,697,825)
SLM	8,000	11.09%	12/20/13	5.00%	(1,389,143)	(1,000,000)	(389,143)
BNP Paribas:
General Electric	2,500	2.67%	12/20/13	4.60%	201,811	—	201,811
General Electric	3,500	2.67%	12/20/13	4.70%	296,591	—	296,591
Royal Bank of Scotland	3,500	1.16%	6/20/13	1.50%	50,057	—	50,057
Royal Bank of Scotland	3,500	1.34%	6/20/13	2.65%	176,721	—	176,721
Citigroup:
American Express	5,000	1.87%	12/20/13	4.25%	500,598	—	500,598
American Express	1,600	1.87%	12/20/13	4.30%	163,477	—	163,477
CIT Group	10,000	43.01%	12/20/13	5.00%	(4,292,890)	(2,450,000)	(1,842,890)
General Electric	7,000	2.67%	12/20/13	4.00%	396,405	—	396,405
General Electric	9,500	2.67%	12/20/13	4.25%	633,355	—	633,355
General Electric	5,000	2.67%	12/20/13	4.65%	413,662	—	413,662
General Electric	15,600	2.66%	3/20/14	4.05%	949,621	—	949,621
GMAC	3,500	7.55%	6/20/12	1.40%	(504,482)	—	(504,482)
International Lease Finance	8,000	10.97%	12/20/13	5.00%	(1,349,246)	(1,280,000)	(69,246)
JPMorgan Chase	7,200	0.69%	9/20/12	0.48%	(34,204)	—	(34,204)
SLM	21,500	11.09%	12/20/13	5.00%	(3,733,323)	(2,391,250)	(1,342,073)
Credit Suisse First Boston:
GMAC	4,200	8.13%	9/20/09	3.74%	23,644	—	23,644
Deutsche Bank:
American International Group	6,000	9.02%	12/20/13	5.00%	(758,123)	(1,020,000)	261,877
Brazilian Government International Bond	10,000	0.41%	12/20/09	3.05%	137,206	—	137,206
Brazilian Government International Bond	14,300	1.03%	5/20/12	0.69%	(110,327)	—	(110,327)
Brazilian Government International Bond	1,300	1.52%	5/20/17	1.04%	(42,192)	—	(42,192)
CIT Group	7,500	43.01%	12/20/13	5.00%	(3,219,668)	(1,767,500)	(1,452,168)
General Electric	6,500	2.67%	12/20/13	3.68%	284,560	—	284,560
General Electric	9,500	2.67%	12/20/13	4.23%	625,725	—	625,725
General Electric	$20,500	2.67%	12/20/13	4.70%	1,737,176	—	1,737,176
General Electric	12,300	2.67%	12/20/13	4.78%	$1,079,352	—	$1,079,352
GMAC	11,800	8.13%	9/20/09	1.50%	(332)	—	(332)
MetLife	7,000	3.34%	3/20/13	2.07%	(284,471)	—	(284,471)
SLM	21,200	11.09%	12/20/13	5.00%	(3,681,230)	$(2,838,000)	(843,230)
Goldman Sachs:
CIT Group	10,000	43.01%	12/20/13	5.00%	(4,292,890)	(2,400,000)	(1,892,890)
Citigroup	4,100	2.76%	12/20/12	0.77%	(251,141)	—	(251,141)
HSBC Bank:
Brazilian Government International Bond	10,000	0.41%	12/20/09	3.00%	134,682	—	134,682
JPMorgan Chase:
GMAC	8,100	7.55%	6/20/12	1.84%	(1,075,618)	—	(1,075,618)
Merrill Lynch & Co.:
American Express	1,100	1.87%	12/20/13	4.40%	116,909	—	116,909
American International Group	4,000	9.02%	12/20/12	0.90%	(889,940)	—	(889,940)
Citigroup	10,000	2.76%	12/20/12	0.68%	(641,523)	—	(641,523)
Ford Motor	17,000	9.76%	6/20/13	5.00%	(2,525,122)	(3,255,000)	729,878
SLM	5,200	11.09%	12/20/13	5.00%	(902,943)	(728,000)	(174,943)
Vale Overseas	2,000	1.02%	4/20/12	0.50%	(23,357)	—	(23,357)
Morgan Stanley:
Citigroup	7,300	2.76%	12/20/12	0.80%	(440,099)	—	(440,099)
Ford Motor Credit	20,000	6.54%	9/20/10	4.05%	(347,795)	—	(347,795)
General Electric	5,000	2.67%	12/20/13	4.15%	313,265	—	313,265
Royal Bank of Scotland:
Mexico Government International Bond	12,000	0.64%	12/20/09	2.85%	135,574	—	135,574
					$(27,124,927)	$(20,098,750)	$(7,026,177)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at August 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at August 31, 2009:

			Rate Type			Upfront
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Value	Received	Depreciation
UBS	BRL 17,970	1/2/12	BRL-CDI-Compounded	10.58%	$(232,406)	$(28,323)	$(204,083)

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

(E)  Forward foreign currency contracts outstanding at August 31, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	August 31, 2009	(Depreciation)
Purchased:
417,000 British Pound settling 9/16/09	Goldman Sachs & Co.	$681,584	$679,606	$(1,978)
5,811,000 Canadian Dollar settling 9/17/09	JPMorgan Chase & Co.	5,387,505	5,291,248	(96,257)
17,051,924 Chinese Yuan Renminbi settling 3/29/10	Bank of America	2,539,000	2,502,489	(36,511)
5,308,765 Chinese Yuan Renminbi settling 9/8/09	Citigroup	770,000	777,181	7,181
7,412,350 Mexican Peso settling 11/27/09	JPMorgan Chase	550,000	550,351	351
Sold:
40,307 Australian Dollar settling 10/1/09	Royal Bank of Scotland PLC	33,523	33,904	(381)
12,551,786 Brazilian Real settling 10/2/09	JPMorgan Chase	6,226,084	6,675,594	(449,510)
7,713,000 British Pound settling 9/16/09	BNP Paribas Bank	13,061,002	12,570,256	490,746
3,577,000 British Pound settling 9/16/09	Royal Bank of Scotland PLC	5,869,442	5,829,613	39,829
5,308,765 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	765,614	777,181	(11,567)
4,941,000 Euro settling 9/4/09	Bank of America	7,024,867	7,090,597	(65,730)
36,087,000 Euro settling 9/4/09	Goldman Sachs & Co.	51,316,327	51,786,757	(470,430)
4,200,000 Euro settling 9/4/09	JPMorgan Chase & Co.	5,926,691	6,027,222	(100,531)
240,055,000 Japanese Yen settling 9/9/09	JPMorgan Chase & Co.	2,505,793	2,587,902	(82,109)
108,185 Mexican Peso settling 11/27/09	Citigroup	7,259	8,033	(774)
				$(777,671)

The Fund received $1,780,000 in cash as collateral for derivative contracts.

(F)  The weighted average daily balance of reverse repurchase agreements outstanding during the period ended August 31, 2009 was $53,295,359 at a weighted average interest rate of 0.98%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at August 31, 2009 was $109,343,032. Open reverse repurchase agreements at August 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.75%	8/6/09	9/4/09	$3,224,746	$3,223,000
	0.75%	8/10/09	9/10/09	35,363,200	35,347,000
	0.75%	8/13/09	9/14/09	9,206,643	9,203,000
	0.75%	8/24/09	9/24/09	8,407,401	8,406,000
BNP Paribas	0.65%	8/24/09	9/24/09	25,133,630	25,130,000
Credit Suisse Securities (USA) LLC	0.75%	8/10/09	9/10/09	7,521,446	7,518,000
					$88,827,000

The Fund received $5,513,880 in U.S. Government Securities and $2,404,000 in cash as collateral for reverse repurchase agreements.

Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements—The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•                            Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                            Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                            Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.  When fair-valuing securities, the Fund utilized option adjusted spread pricing and multi-dimensional rational pricing model on Level 3 investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of August 31, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type.

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	8/31/2009
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	—	$31,478,888	$31,478,888
Financial Services	—	—	929,500	929,500
All Other	—	$900,082,172	—	900,082,172
Mortgaged-Backed Securities	—	171,754,347	1,649,910	173,404,257
Sovereign Debt Obligations	—	22,363,046	—	22,363,046
Convertible Preferred Stock	$12,950,438	—	—	12,950,438
Asset-Backed Securities	—	5,921,029	—	5,921,029
U.S. Government Agency Securities	—	4,581,365	—	4,581,365
Short-Term Investments	—	100,699,650	—	100,699,650
Purchased Options	20,740	1,130,037	—	1,150,777
Investments in Securities - Assets	$12,971,178	$1,206,531,646	$34,058,298	$1,253,561,122

Investments in Securities - Liabilities
Other Financial Instruments*	$8,782,201	$(9,044,734)	—	$(262,533)

Investments in Securities	$21,753,379	$1,197,486,912	$34,058,298	$1,253,298,589

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2009, were as follows:

	Beginning	Net	Accrued		Total Change	Transfers in
	Balance	Purchases(Sales)	Discounts	Total Realized	in Unrealized	and/or out	Ending Balance
	11/30/2008	and Settlements	(Premiums)	Gain	Gain	of Level 3	8/31/2009
Investments in Securities - Assets
Corporate Bonds & Notes	$34,150,517	$(7,025,385)	$(38,698)	$35,242	$4,142,922	$1,143,790	$32,408,388
Mortgaged-Backed Securities	—	1,590,211	12,406	—	47,293	—	1,649,910
Investments in Securities - Assets	$34,150,517	$(5,435,174)	$(26,292)	$35,242	$4,190,215	$1,143,790	$34,058,298

Investments in Securities - Liabilities
Other Financial Instruments*	$(330,896)	$(9,110)	—	$150,406	$189,600	—	—

Total	$33,819,621	$(5,444,284)	$(26,292)	$185,648	$4,379,815	$1,143,790	$34,058,298

*Other Financial Instruments are derivative instruments and may not be reflected in the Schedule of Investments, such as swap contracts, futures and foreign currency contracts.

The net change in unrealized appreciation/depreciation of investments which the Fund held at August 31, 2009 was $4,102,979.

Disclosures about Derivative Instruments and Hedging Activities-FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activies” (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value and such derivatives do not qualify for FAS 161 hedge accounting treatment.  The derivative instruments outstanding as of August 31, 2009 as disclosed in “Other Investments” serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2009.  Derivative instruments are valued at the unrealized appreciation/depreciation of the instrument.

Derivatives Fair Value
Interest rate contracts	$8,578,118
Foreign exchange contracts	(777,671)
Credit contracts	(8,062,980)
Equity contracts	—
Other contracts	—
Total	$(262,533)

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2009